Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Large Cap Focus Growth Fund, Inc.
Entity Central Index Key	0001097293
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000213874 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$33	0.62%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 1,799,190,401
Holdings Count | Holding	41
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,799,190,401
Number of Portfolio Holdings	41
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	53.2%
Communication Services	14.2%
Consumer Discretionary	12.7%
Health Care	6.8%
Financials	6.8%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.1%
Meta Platforms, Inc., Class A	5.7%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	5.0%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.1%
Meta Platforms, Inc., Class A	5.7%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	5.0%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.3%
(b)Excludes short-term securities.
C000006153 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$89	1.67%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.67%	[2]
Net Assets	$ 1,799,190,401
Holdings Count | Holding	41
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,799,190,401
Number of Portfolio Holdings	41
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	53.2%
Communication Services	14.2%
Consumer Discretionary	12.7%
Health Care	6.8%
Financials	6.8%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.1%
Meta Platforms, Inc., Class A	5.7%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	5.0%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.1%
Meta Platforms, Inc., Class A	5.7%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	5.0%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.3%
(b)Excludes short-term securities.
C000006151 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$49	0.92%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.92%	[3]
Net Assets	$ 1,799,190,401
Holdings Count | Holding	41
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,799,190,401
Number of Portfolio Holdings	41
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	53.2%
Communication Services	14.2%
Consumer Discretionary	12.7%
Health Care	6.8%
Financials	6.8%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.1%
Meta Platforms, Inc., Class A	5.7%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	5.0%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.1%
Meta Platforms, Inc., Class A	5.7%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	5.0%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.3%
(b)Excludes short-term securities.
C000006154 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Large Cap Focus Growth Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MAFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Large Cap Focus Growth Fund, Inc. (the “Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$36	0.67%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[4]
Net Assets	$ 1,799,190,401
Holdings Count | Holding	41
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,799,190,401
Number of Portfolio Holdings	41
Portfolio Turnover Rate	34%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	53.2%
Communication Services	14.2%
Consumer Discretionary	12.7%
Health Care	6.8%
Financials	6.8%
Industrials	5.3%
Real Estate	0.9%
Materials	0.2%
Liabilities in Excess of Other Assets	(0.1)%
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.1%
Meta Platforms, Inc., Class A	5.7%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	5.0%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	13.2%
Microsoft Corp.	8.9%
Amazon.com, Inc.	8.5%
Apple Inc.	6.1%
Meta Platforms, Inc., Class A	5.7%
Broadcom, Inc.	5.6%
Alphabet, Inc., Class A	5.0%
Visa, Inc., Class A	3.5%
Eli Lilly & Co.	3.3%
Tesla, Inc.	3.3%
(b)Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.